Taxes	12 Months Ended
Dec. 31, 2025
Taxes [Abstract]
TAXES

NOTE 8 — TAXES

Corporate Income Taxes (“CIT”)

The Company is subject to income taxes on an entity basis on income arising in or derived from the tax jurisdiction in which each entity is domiciled.

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. In addition, no Cayman Islands withholding tax will be imposed upon the payment of dividends by the Company to its shareholders.

Huachen HK is subject to Hong Kong profits tax at a rate of 16.5%. However, it did not generate any assessable profits arising in or derived from Hong Kong for the fiscal years ended December 31, 2025 and 2024 and accordingly no provision for Hong Kong profits tax has been made in these periods.

Other subsidiaries are incorporated in the PRC, and are subject to the PRC Enterprise Income Tax. Under the Enterprise Income Tax (“EIT”) Law of PRC, domestic enterprises and Foreign Investment Enterprises (“FIE”) are subject to a unified 25% enterprise income tax rate while preferential tax rates, tax holidays and even tax exemptions may be granted on case-by-case basis.

According to the Law of Company income, the company belong to the general taxpayer, the VAT tax rate is 13%. VAT = VAT on sales - (VAT on purchases - Amt transferred out from VAT on purchases) -VAT payable on domestic sales offset against VAT on purchase for export sales - Tax reduced and exempted +VAT refund for exported goods. VAT on purchases: a consumption tax the added when purchasing on the “value added” to a product or material.

Allowable VAT on purchases = purchase price * rate. VAT on sales = sales price * rate. For medium and large company, the tax rate is 17%; for small company, the tax rate is 3%. If the goods purchased has a major non-operating lost, or uses the purchased goods for other purposes such as using it for non taxable project, warfare for a company, or personal consumption, amt transferred out from VAT on purchase should be transferred to its correspondent departments. No VAT will be deductible. At the end of each month, the company transfers the VAT-in, VAT-out and VAT-transfer out to this VAT payable, and the actual VAT payment amount was recorded to this subaccount. VAT payable at the end of the month is the VAT payable for the month. It is transferred to VAT unpaid when book is closed for the month. Tax payable - unpaid VAT is VAT payable for the month. The tax is based on the actual amount of VAT, Consumption Tax and/or Business Tax paid by the taxpayers, and paid together with the three taxes as mentioned. The Company is subject to the 7% tax rate which depends on the location of the entities. Tax rates and computation of tax payable - Differential rates are adopted: 7% rate for city area, 5% rate for county and township area and 1% rate for other area. The formula for calculating the amount of the tax payable: Tax payable = Tax base × tax rate Applicable. The Company is subject to a 3% national Education Fund Tax based on amount of VAT, Consumption Tax and/or Business Tax paid by the taxpayers. The Company is subject to a 2% local Education Fund Tax based on amount of VAT, Consumption Tax and/or Business Tax paid by the taxpayers. The Individual Income Tax is a general term for adjusting the legal norms of social relations between the taxation authority and natural persons (residents, non-residents) in the process of collecting and managing personal income tax. Anyone who has a residence in China or who has no residence in China and has lived in China for one year has obtained income from within and outside China are taxpayers of personal income tax. Individuals who have no residence in China and do not live or have no residence and have lived in China for less than one year, those who have obtained income from China are taxpayers of personal income tax. Individual tax payable= payroll* tax rate- deductions. The company deducted the individual tax from the individuals’ salaries and paid to the tax authority on behalf of the individuals. The Company is governed by the Income Tax Law of the PRC concerning the private-run enterprises, which are subject to a statutory tax rate of 25% on net income reported in the statutory financial statements after appropriate tax adjustments. the company was small scale taxpayer and 10% of income tax rate was applicable.

Taxes payable consist of the following:

	As of
	December 31,	December 31,
	2025	2024
Income tax payable	$2,924	$-
Other taxes payable	56,607	-
Total taxes payable	$59,531	$-

Income tax expenses consist of the following:

	For the years ended for
	December 31,	December 31,
	2025	2024
Income tax expense	$2,844	$-